Document and Entity Information	May 31, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 31, 2024
Entity Registrant Name	Flutter Entertainment plc
Entity Incorporation State Country Code	L2
Entity File Number	001-37403
Entity Tax Identification Number	98-1782229
Entity Address Address Line 1	290 Park Ave South
Entity Address Address Line 2	14th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10010
City Area Code	646
Local Phone Number	930-0950
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, nominal value of €0.09 per share
Trading Symbol	FLUT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001635327